Variable Interest Entity (VIE) (Details) - West Linus $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) option
Variable Interest Entity [Line Items]
Sale leaseback, lease term	15 years
Number of options to repurchase | option	4
Purchase price | $	$ 100